SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)				3 Months Ended		12 Months Ended
	Jan. 22, 2024	Jan. 17, 2024	Jul. 12, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Effective income tax rate reconciliation, percent				0.00%		0.00%	0.00%
Statutory federal income tax rate (in percent)						21.00%	21.00%
Unrecognized tax benefits				$ 0		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties				0		0	0
Deferred offering costs				4,849,859		3,709,542	164,358
AltC Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents				0		0	0
Cash withdrawn from Trust Account for working capital purposes						1,000,000	1,000,000
Cash withdrawn from Trust Account to pay franchise and income taxes						7,895,936	$ 195,000
Cash withdrawn from Trust Account in connection with redemption						215,914,673
Cash withdrawn from trust account				$ 0		$ 825,842
Effective income tax rate reconciliation, percent				47.92%	26.53%	33.92%	27.30%
Statutory federal income tax rate (in percent)				21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits				$ 0		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties				$ 0		0	$ 0
Current accrued and future tax obligation						73,401
AltC Acquisition Corp. | New York State | Subsequent events
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Income taxes paid		$ 370,632
AltC Acquisition Corp. | New York City | Subsequent events
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Income taxes paid	$ 381,809
Initial Public Offering | AltC Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs			$ 26,652,125			$ 26,652,125